Note 18 - Tax assets and liabilities- Tax Assets and Liabilities (Details) - EUR (€)	Jun. 30, 2020	Dec. 31, 2019
Deferred Tax Assets And Liabilities Line Items
Tax Assets	€ 16,718,000,000	€ 17,083,000,000
Current tax assets	1,182,000,000	1,765,000,000
Deferred tax assets	15,536,000,000	15,318,000,000
Total Assets	16,718,000,000	17,083,000,000
Tax liabilities	2,529,000,000	2,808,000,000
Current tax liabilities	560,000,000	880,000,000
Deferred tax liabilities	1,968,000,000	1,928,000,000
Total Liabilities	€ 2,529,000,000	€ 2,808,000,000